UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |X|; Amendment Number: _1_

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC

Address:  1140 Avenue of the Americas
          Suite 707
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place and Date of Signing:

/s/ Paul Morris                    New York, NY               February 1, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $ 168,206
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                      Form 13F Information Table
                                                   Locust Wood Capital Advisers, LLC
                                                               December 31, 2005


COLUMN 1                     COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                                                            Value      Shrs or  SH/   PUT/  Investm  Other      Voting Authority
Name of Issuer               Title of Class   CUSIP        (x$1000)    Prn Amt  PRN   CALL  Discret  Managers   Sole    Shared  None
--------------               --------------   -----        --------    -------  ---   ----  -------  --------   ----    ------- ----

ALLTELL CORP                 COM              020039103    3,010       47,700   SH          SOLE     NONE       47,700
AMERICAN EXPRESS CO          COM              025816109      360        7,000   SH          SOLE     NONE        7,000
ARTESYN TECHNOLOGIES INC     COM              043127109      984       95,500   SH          SOLE     NONE       95,500
ATLAS AMER INC               COM              049167109    5,554       92,236   SH          SOLE     NONE       92,236
ATLAS PIPELINES PARTNERS L   UNIT LP INT      049392103    2,270       55,900   SH          SOLE     NONE       55,900
BAXTER INTL                  COM              071813109    1,977       52,500   SH          SOLE     NONE       52,500
BERKSHIRE HATHAWAY INC       CL B             084670207    2,348          800   SH          SOLE     NONE          800
BERKSHIRE HATHAWAY INC       CL A             084670108    3,633           41   SH          SOLE     NONE           41
CENDANT CORP                 COM              151313103      518       30,000   SH          SOLE     NONE       30,000
CENVEO INC                   COM              15670S105    2,185      166,000   SH          SOLE     NONE      166,000
CITIGROUP INC                COM              172967101    5,120      105,500   SH          SOLE     NONE      105,500
COMPUTER HORIZONS CORP       COM              205908106    1,040      239,000   SH          SOLE     NONE      239,000
DSW INC                      CL A             23334L102      868       33,100   SH          SOLE     NONE       33,100
ENDURANCE SPECIALITY HLDGS   SHS              G30397106    4,872      135,900   SH          SOLE     NONE      135,900
ENTERPRISE PROD PARTNERS     COM              293792107      204        8,500   SH          SOLE     NONE        8,500
EXXON MOBIL CORP             COM              30231G102    1,443       25,691   SH          SOLE     NONE       25,691
FEDERATED DEPT STORES INC    COM              31410H101    4,179       63,000   SH          SOLE     NONE       63,000
FIDELITY NATL FINL INC       COM              316326107    5,721      155,500   SH          SOLE     NONE      155,500
FIDELITY NATL TITLE GROUP    CLCA             31620R105      615       25,259   SH          SOLE     NONE       25,259
FIRST DATA CORP              COM              319963104    2,323       54,000   SH          SOLE     NONE       54,000
FREESCALE SEMICONDUCTOR IN   COM CL A         35687M107    5,693      226,000   SH          SOLE     NONE      226,000
GENERAL ELECTRIC CO          COM              369604103   10,024      286,000   SH          SOLE     NONE      286,000
GOOGLE INC                   CL A             38259P508    1,037        2,500   SH          SOLE     NONE        2,500
HOLLY CORP                   COM PAR $0.01    435758305      839       14,260   SH          SOLE     NONE       14,260
HOME DEPOT INC               COM              437076102    4,372      108,000   SH          SOLE     NONE      108,000
HONEYWELL INTL INC           COM              438516106    4,656      125,000   SH          SOLE     NONE      125,000
HUDSON CITY BANCORP          COM              443683107   11,793      973,000   SH          SOLE     NONE      973,000
INVESTORS BANCRP INC         COM              46146P102      552       50,000   SH          SOLE     NONE       50,000
JPMORGAN CHASE & CO          COM              46625H100    6,271      158,000   SH          SOLE     NONE      158,000
KINDER MORGAN INC KANS       COM              49455P101    5,839       63,500   SH          SOLE     NONE       63,500
LEGACY BANCORP INC           COM              52463G105      734       55,000   SH          SOLE     NONE       55,000
LIBERTY GLOBAL INC           COM SER C        530555309      848       40,000   SH          SOLE     NONE       40,000
LIBERTY GLOBAL INC           COM SER A        530555101    1,024       45,500   SH          SOLE     NONE       45,500
LIBERTY MEDIA CORP NEW       COM SER A        530718105      813      103,300   SH          SOLE     NONE      103,300
MCDONALDS CORP               COM              580135101    6,086      180,500   SH          SOLE     NONE      180,500
MICROSOFT CORP               COM              594918104   10,225      391,000   SH          SOLE     NONE      391,000
NORTHSTAR RLTY FIN CORP      COM              66704R100    3,088      303,000   SH          SOLE     NONE      303,000
PEPSICO INC                  COM              713448108    1,548       36,200   SH          SOLE     NONE       36,200
PFIZER INC                   COM              717081103      641       27,500   SH          SOLE     NONE       27,500
RESOURCE AMER INC            CL A             761195205    2,421      142,000   SH          SOLE     NONE      142,000
SEASPAN CORP                 COM              Y75638109    1,647       83,400   SH          SOLE     NONE       83,400
STAR GAS PARTNERS LP         UNIT LTD PARTNR  85512C105      692      372,000   SH          SOLE     NONE      372,000
TEEKAY LNG PARTNERS LP       PRTNRSP UNITS    Y8564M105    4,976      168,000   SH          SOLE     NONE      168,000
TEEKAY SHIPPING MARSHALL I   COM              Y8564W103    3,052       76,500   SH          SOLE     NONE       76,500
TIME WARNER INC              COM              887317105      942       54,000   SH          SOLE     NONE       54,000
TRIARC COS INC               CL B SER 1       895927309    1,693      114,000   SH          SOLE     NONE      114,000
UNITED TECHNOLOGIES CORP     COM              913017109    3,215       57,500   SH          SOLE     NONE       57,500
US AIRWAYS GROUP INC         COM              90341W108    2,711       73,000   SH          SOLE     NONE       73,000
VIACOM INC                   CL B             925524308    4,857      149,000   SH          SOLE     NONE      149,000
WAL-MART STORES INC          COM              931142103    1,778       38,000   SH          SOLE     NONE       38,000
WASHINGTON GROUP INTL INC    COM NEW          938862208    1,748       33,000   SH          SOLE     NONE       33,000
WENDYS INTL INC              COM              950590109    8,980      162,500   SH          SOLE     NONE      162,500
WHIRLPOOL CORP               COM              963320106    2,006       23,955   SH          SOLE     NONE       23,955
WRIGHT EXPRESS CORP          COM              98233Q105    2,181       99,150   SH          SOLE     NONE       99,150






04071.0001 #638408